Related Party Disclosures - Schedule of Related Party Disclosures (Details) - Maruho [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Revenue from research collaborations	€ 493	€ 686	€ 129
Revenue from license agreements	6,000
Income from the reimbursement of costs by Maruho	659	6,215
Income from subleases	33	34	34
Accounts receivables		149
Purchase price liability Cutanea (earn-out and start-up costs)	17,811	14,720
Other liabilities		€ 72